Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Commercial Mortgage Loan	$ 1,043,200,000	$ 1,450,300,000
Non-taxable exchanges	11,000,000	11,100,000	$ 72,400,000
Commercial Mortgage Loans
Schedule of Investments [Line Items]
Allowance for credit losses	0	0
Impaired loans	0	0
Commitments to fund borrowers troubled debt restructuring	0	0
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	4,400,000	$ 0	$ 0
Past Due 90 to 179 Days
Schedule of Investments [Line Items]
Commercial Mortgage Loan	$ 4,900,000